13. INCOME TAXES (Details) (USD $)	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Taxes Tables
Deferred tax asset	$ 436,841	$ (241,727)
Valuation allowance	(436,841)	(241,727)
Net	$ 0	$ 0
US federal income tax rate	34.00%
Valuation allowance	(34.00%)
Provision for income tax	0.00%